FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357
                                   ---------

         FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST
         ------------------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period: 6/30/07
                          -------



Item 1. Schedule of Investments.


Franklin Templeton
Limited Duration Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................    3
Notes to Statement of Investments ........................................   14

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 149.1%
    CORPORATE BONDS 47.5%
    COMMERCIAL SERVICES 2.9%
b,c ARAMARK Corp., senior note, 144A, FRN, 8.856%, 2/01/15 ..................   United States        1,800,000       $    1,836,000
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...................   United States        4,000,000            4,300,000
    JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 .......   United States        2,500,000            2,600,000
  c Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 ................   United States        2,000,000            2,050,000
                                                                                                                     ---------------
                                                                                                                         10,786,000
                                                                                                                     ---------------
    COMMUNICATIONS 4.8%
  c Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ..................      Jamaica           2,000,000            1,965,000
    Dobson Cellular Systems Inc., senior secured note, 9.875%,
      11/01/12 ..............................................................   United States        2,000,000            2,165,000
    Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%, 1/15/13 .......      Bermuda           3,000,000            3,060,000
  c MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14 ..............   United States          900,000              933,750
    Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .......    Luxembourg          3,000,000            3,262,500
    Qwest Communications International Inc., senior note, B, 7.50%,
      2/15/14 ...............................................................   United States        3,000,000            3,052,500
  c Wind Acquisition Finance SA, senior note, 144A, 10.75%,
      12/01/15 ..............................................................       Italy            3,000,000            3,457,500
                                                                                                                     ---------------
                                                                                                                         17,896,250
                                                                                                                     ---------------
    CONSUMER DURABLES 3.8%
    Beazer Homes USA Inc., senior note, 8.375%, 4/15/12 .....................   United States        2,000,000            1,900,000
    Ford Motor Credit Co. LLC,
        5.625%, 10/01/08 ....................................................   United States        4,000,000            3,949,468
      b FRN, 9.806%, 4/15/12 ................................................   United States        1,000,000            1,072,738
        senior note, 9.875%, 8/10/11 ........................................   United States          500,000              525,256
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 ..........................   United States        1,700,000            1,687,250
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ....................   United States        1,300,000            1,300,000
    KB Home, senior note, 6.375%, 8/15/11 ...................................   United States        4,000,000            3,820,000
                                                                                                                     ---------------
                                                                                                                         14,254,712
                                                                                                                     ---------------
    CONSUMER NON-DURABLES 1.4%
    Reynolds American Inc., senior secured note, 7.25%, 6/01/13 .............   United States        2,000,000            2,085,990
    Smithfield Foods Inc., senior note, 8.00%, 10/15/09 .....................   United States        3,000,000            3,105,000
                                                                                                                     ---------------
                                                                                                                          5,190,990
                                                                                                                     ---------------
    CONSUMER SERVICES 8.5%
    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ....................      Canada            3,000,000            2,992,500
    CCH II LLC, senior note, 10.25%, 9/15/10 ................................   United States        4,000,000            4,200,000
    Clear Channel Communications Inc., senior note, 7.65%, 9/15/10 ..........   United States        2,000,000            2,090,368
    CSC Holdings Inc., senior note, 8.125%, 7/15/09 .........................   United States        2,000,000            2,045,000
    DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ......................   United States        2,000,000            2,102,500
    Liberty Media Corp., senior note, 7.875%, 7/15/09 .......................   United States        2,000,000            2,084,596
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..................   United States        3,000,000            2,947,500
    MGM MIRAGE, senior note, 6.75%, 4/01/13 .................................   United States        3,000,000            2,865,000
  c Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 .............   United States        1,300,000            1,248,000
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ..........   United States        3,000,000            3,150,000


                                          Quarterly Statement of Investments | 3

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    Quebecor Media Inc., senior note, 7.75%, 3/15/16 ........................      Canada            1,700,000       $    1,734,000
  c Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
      9/01/14 ...............................................................   United States        1,000,000            1,102,500
    Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ...............   United States        3,000,000            3,159,834
                                                                                                                     ---------------
                                                                                                                         31,721,798
                                                                                                                     ---------------
    ELECTRONIC TECHNOLOGY 2.6%
b,c Freescale Semiconductor Inc., senior note, 144A, FRN, 9.235%,
      12/15/14 ..............................................................   United States        3,000,000            2,910,000
    NXP BV/NXP Funding LLC, senior secured note, 7.875%,
      10/15/14 ..............................................................    Netherlands         2,000,000            1,980,000
    Sanmina-SCI Corp.,
   b,c senior note, 144A, FRN, 8.11%, 6/15/14 ...............................   United States        1,300,000            1,306,500
       senior sub. note, 6.75%, 3/01/13 .....................................   United States        1,700,000            1,555,500
  c TransDigm Inc., senior sub. note, 144A, 7.75%, 7/15/14 ..................   United States        2,000,000            2,030,000
                                                                                                                     ---------------
                                                                                                                          9,782,000
                                                                                                                     ---------------
    ENERGY MINERALS 2.5%
    Chesapeake Energy Corp., senior note, 7.50%, 6/15/14 ....................   United States        4,000,000            4,070,000
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 ........................   United States        2,000,000            1,970,000
  c Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ...............    Switzerland         2,000,000            1,935,000
    Pogo Producing Co., senior sub. note, 7.875%, 5/01/13 ...................   United States        1,200,000            1,230,000
                                                                                                                     ---------------
                                                                                                                          9,205,000
                                                                                                                     ---------------
    FINANCE 1.9%
    GMAC LLC,
       7.25%, 3/02/11 .......................................................   United States        2,000,000            1,995,020
       6.875%, 8/28/12 ......................................................   United States        3,000,000            2,935,089
    United Rentals North America Inc., senior sub. note, 7.75%,
      11/15/13 ..............................................................   United States        2,000,000            2,012,500
                                                                                                                     ---------------
                                                                                                                          6,942,609
                                                                                                                     ---------------
    HEALTH SERVICES 5.9%
    Coventry Health Care Inc., senior note, 5.875%, 1/15/12 .................   United States        3,000,000            3,010,554
    DaVita Inc.,
       senior note, 6.625%, 3/15/13 .........................................   United States        1,900,000            1,864,375
       senior sub. note, 7.25%, 3/15/15 .....................................   United States        1,000,000              992,500
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ................      Germany           2,000,000            2,015,000
c,d FMC Finance III SA, senior note, 144A, 6.875%, 7/15/17 ..................      Germany           1,000,000              985,000
  c HCA Inc., senior secured note, 144A, 9.125%, 11/15/14 ...................   United States        3,000,000            3,161,250
    Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...................   United States        3,500,000            3,215,625
b,c U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%,
      3/15/12 ...............................................................   United States        2,000,000            1,975,000
  c United Surgical Partners International Inc., senior sub. note, 144A,
      PIK, 9.25%, 5/01/17 ...................................................   United States        1,100,000            1,108,250
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
      10/01/14 ..............................................................   United States        4,000,000            3,980,000
                                                                                                                     ---------------
                                                                                                                         22,307,554
                                                                                                                     ---------------


4 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    INDUSTRIAL SERVICES 1.3%
    Compagnie Generale de Geophysique-Veritas, senior note, 7.50%,
      5/15/15 ...............................................................      France            1,000,000       $    1,005,000
    El Paso Corp., senior note, 6.875%, 6/15/14 .............................   United States        1,900,000            1,899,996
    Williams Co. Inc., 8.125%, 3/15/12 ......................................   United States        2,000,000            2,132,500
                                                                                                                     ---------------
                                                                                                                          5,037,496
                                                                                                                     ---------------
    NON-ENERGY MINERALS 0.8%
  b Freeport-McMoRan Copper & Gold Inc., senior note, FRN, 8.564%,
      4/01/15 ...............................................................   United States        3,000,000            3,150,000
                                                                                                                     ---------------
    PROCESS INDUSTRIES 5.5%
    Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ............   United States        2,000,000            2,010,000
    Crown Americas Inc., senior note, 7.625%, 11/15/13 ......................   United States        3,000,000            3,045,000
    Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ..........   United States        2,000,000            2,152,500
  c Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 ..........................   United Kingdom       2,800,000            2,751,000
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 .......................      Ireland           3,000,000            3,018,750
    Lyondell Chemical Co., senior note,
       8.00%, 9/15/14 .......................................................   United States        2,000,000            2,065,000
       6.875%, 6/15/17 ......................................................   United States          800,000              776,000
  c MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ..................   United States          700,000              707,000
      Nalco Co.,
       senior note, 7.75%, 11/15/11 .........................................   United States        2,000,000            2,025,000
       senior sub. note, 8.875%, 11/15/13 ...................................   United States        2,000,000            2,085,000
                                                                                                                     ---------------
                                                                                                                         20,635,250
                                                                                                                     ---------------
    PRODUCER MANUFACTURING 1.4%
    Case New Holland Inc., senior note, 9.25%, 8/01/11 ......................   United States        3,000,000            3,159,600
    RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .................   United States        2,000,000            2,060,000
                                                                                                                     ---------------
                                                                                                                          5,219,600
                                                                                                                     ---------------
    REAL ESTATE INVESTMENT TRUST 0.8%
    Host Marriott LP, senior note, K, 7.125%, 11/01/13 ......................   United States        3,000,000            3,011,250
                                                                                                                     ---------------
    RETAIL TRADE 0.5%
  c Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ...............   United States        2,000,000            2,060,000
                                                                                                                     ---------------
    TECHNOLOGY SERVICES 1.1%
    SunGard Data Systems Inc., senior note, 9.125%, 8/15/13 .................   United States        4,000,000            4,115,000
                                                                                                                     ---------------
    UTILITIES 1.8%
    Aquila Inc., senior note, 9.95%, 2/01/11 ................................   United States        2,000,000            2,166,884
  c Dynegy Holdings Inc., senior note, 144A, 7.50%, 6/01/15 .................   United States        2,000,000            1,892,500
    NRG Energy Inc., senior note, 7.25%, 2/01/14 ............................   United States        2,800,000            2,814,000
                                                                                                                     ---------------
                                                                                                                          6,873,384
                                                                                                                     ---------------
    TOTAL CORPORATE BONDS (COST $176,721,680) ...............................                                           178,188,893
                                                                                                                     ---------------
    MORTGAGE-BACKED SECURITIES 41.1%
  b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.4%
    FHLMC, 5.223%, 5/01/34 ..................................................   United States        1,514,867            1,519,679
                                                                                                                     ---------------


                                          Quarterly Statement OF Investments | 5

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 16.1%
    FHLMC Gold 15 Year, 4.50%, 6/01/18 - 9/01/18 ............................   United States        2,909,008       $    2,772,859
    FHLMC Gold 15 Year, 5.00%, 9/01/18 ......................................   United States        3,960,828            3,842,457
    FHLMC Gold 15 Year, 5.00%, 11/01/18 .....................................   United States        2,218,941            2,152,627
    FHLMC Gold 15 Year, 5.50%, 7/01/19 ......................................   United States          295,119              291,334
    FHLMC Gold 15 Year, 6.00%, 7/01/18 ......................................   United States        1,500,000            1,506,093
    FHLMC Gold 30 Year, 5.50%, 8/01/33 ......................................   United States        5,015,884            4,860,876
    FHLMC Gold 30 Year, 5.50%, 12/01/34 - 4/01/37 ...........................   United States        4,775,516            4,615,211
    FHLMC Gold 30 Year, 5.50%, 2/01/37 ......................................   United States        3,926,751            3,787,311
    FHLMC Gold 30 Year, 5.50%, 5/01/37 ......................................   United States        5,994,396            5,781,532
    FHLMC Gold 30 Year, 6.00%, 7/01/28 - 4/01/35 ............................   United States        8,273,707            8,233,616
    FHLMC Gold 30 Year, 6.00%, 7/01/36 ......................................   United States        5,803,711            5,754,429
    FHLMC Gold 30 Year, 6.00%, 10/01/36 .....................................   United States        9,890,391            9,806,408
    FHLMC Gold 30 Year, 6.50%, 1/01/35 ......................................   United States        3,171,159            3,219,708
    FHLMC Gold 30 Year, 7.00%, 9/01/27 ......................................   United States        1,017,206            1,051,414
    FHLMC Gold 30 Year, 8.00%, 1/01/31 ......................................   United States          197,680              208,356
    FHLMC Gold 30 Year, 8.50%, 7/01/31 ......................................   United States        2,326,703            2,495,148
                                                                                                                     ---------------
                                                                                                                         60,379,379
                                                                                                                     ---------------
  b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.7%
    FNMA, 4.599%, 7/01/34 ...................................................   United States        2,404,913            2,389,602
    FNMA, 5.99%, 6/01/32 ....................................................   United States          107,012              107,684
                                                                                                                     ---------------
                                                                                                                          2,497,286
                                                                                                                     ---------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 21.3%
    FNMA 15 Year, 5.00%, 10/01/17 ...........................................   United States        1,636,191            1,587,065
    FNMA 15 Year, 5.50%, 10/01/17 - 1/01/21 .................................   United States        5,734,586            5,662,769
    FNMA 15 Year, 5.50%, 1/01/21 ............................................   United States        3,785,283            3,730,058
    FNMA 15 Year, 6.00%, 7/01/17 ............................................   United States        6,000,000            6,026,250
    FNMA 15 Year, 6.00%, 9/01/21 ............................................   United States        5,069,835            5,093,849
    FNMA 15 Year, 6.50%, 7/01/20 ............................................   United States          938,782              948,366
    FNMA 15 Year, 7.00%, 9/01/18 ............................................   United States          385,871              401,539
    FNMA 30 Year, 5.00%, 3/01/37 ............................................   United States        2,992,733            2,804,160
    FNMA 30 Year, 5.50%, 8/01/33 - 1/01/36 ..................................   United States        9,759,618            9,443,467
    FNMA 30 Year, 5.50%, 9/01/33 ............................................   United States        4,313,999            4,179,798
    FNMA 30 Year, 6.00%, 4/01/33 - 7/15/37 ..................................   United States       17,921,438           17,765,413
    FNMA 30 Year, 6.50%, 8/01/32 - 4/01/37 ..................................   United States       11,466,644           11,590,523
    FNMA 30 Year, 6.50%, 6/01/36 ............................................   United States        9,395,945            9,487,328
    FNMA 30 Year, 8.00%, 10/01/29 ...........................................   United States          301,277              317,831
    FNMA 30 Year, 8.50%, 8/01/26 ............................................   United States          601,095              643,396
                                                                                                                     ---------------
                                                                                                                         79,681,812
                                                                                                                     ---------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.6%
    GNMA I SF 30 Year, 5.50%, 4/15/33 - 12/15/34 ............................   United States        2,680,813            2,606,709
    GNMA I SF 30 Year, 5.50%, 12/15/34 ......................................   United States        4,046,181            3,933,708
    GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33 ............................   United States        2,532,957            2,584,541


6 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
    GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29 ............................   United States          260,102       $      270,448
    GNMA II SF 30 Year, 8.00%, 1/20/28 - 2/20/32 ............................   United States          501,208              530,238
                                                                                                                     ---------------
                                                                                                                          9,925,644
                                                                                                                     ---------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $157,293,526) ....................                                           154,003,800
                                                                                                                     ---------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 4.1%
    FINANCE 4.1%
  b Argent Securities Inc., 2003-W5, M4, FRN, 6.658%, 10/25/33 ..............   United States        1,545,635            1,585,773
  b Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2,
      FRN, 5.57%, 2/25/35 ...................................................   United States        1,922,951            1,926,399
  b Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1, A3,
      FRN, 5.40%, 7/15/44 ...................................................   United States        3,000,000            2,945,767
  b GSAMP Trust, 2003-AHL, B1, FRN, 9.32%, 10/25/33 .........................   United States        1,591,513            1,606,307
  b Merrill Lynch Mortgage Investors Trust, 2003-OPT1, B2, FRN, 8.07%,
      7/25/34 ...............................................................   United States          331,738              317,500
  b Morgan Stanley ABS Capital,
        2003-HE3, B1, FRN, 8.62%, 10/25/33 ..................................   United States        1,048,541            1,047,150
        2003-NC10, B1, FRN, 8.62%, 10/25/33 .................................   United States          675,822              676,264
  b Morgan Stanley Dean Witter Capital I, 2003-NC3, B1, FRN, 8.32%,
      3/25/33 ...............................................................   United States          737,861              739,417
  b New Century Home Equity Loan Trust, 2003-2, M3, FRN, 9.02%,
      1/25/33 ...............................................................   United States        1,943,398            1,628,280
  b Option One Mortgage Loan Trust, 2003-6, M5, FRN, 8.62%,
      11/25/33 ..............................................................   United States        1,232,183            1,170,921
  b Residential Asset Securities Corp., 2003-KS10, MII3, FRN, 7.87%,
      12/25/33 ..............................................................   United States          264,428              261,619
  b Specialty Underwriting & Residential Finance, 2003-BC4, B2, FRN,
      7.82%, 11/25/34 .......................................................   United States          482,468              482,172
  b Structured Asset Investment Loan Trust,
        2003-BC2, M3, FRN, 10.195%, 4/25/33 .................................   United States           13,987               13,169
        2003-BC13, M4, FRN, 8.07%, 11/25/33 .................................   United States          820,787              827,474
                                                                                                                     ---------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES (COST $15,523,464) .........................................                                            15,228,212
                                                                                                                     ---------------
  b SENIOR FLOATING RATE INTERESTS 51.9%
    COMMERCIAL SERVICES 6.9%
    Acxiom Corp., Term Loan B, 7.07%, 9/14/12 ...............................   United States        1,091,000            1,092,244
    Affiliated Computer Services Inc.,
        Additional Term Loan, 7.32%, 3/20/13 ................................   United States        1,784,250            1,783,144
        Term Loan B, 7.32%, 3/20/13 .........................................   United States          492,500              492,195
    ARAMARK Corp.,
        Synthetic L/C, 5.36%, 1/26/14 .......................................   United States          184,356              184,671
        Term Loan B, 7.36%, 1/26/14 .........................................   United States        2,358,381            2,362,413


                                          Quarterly Statement Of Investments | 7

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    COMMERCIAL SERVICES (CONTINUED)
    Cenveo Corp.,
        Delayed Draw Term Loan, 7.11%, 6/21/13 ..............................   United States           53,397       $       53,293
        Term Loan C, 7.11%, 6/21/13 .........................................   United States        1,601,916            1,598,792
    Corporate Express NV, Term Loan D-1 Add-On, 7.11%, 12/23/10 .............   United States        2,487,500            2,485,784
    Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien
      Term Loan, 7.36%, 10/26/12 ............................................   United States        1,656,152            1,654,447
    Dex Media West LLC, Term Loan B2, 6.84% - 6.86%, 3/09/10 ................   United States        2,215,101            2,202,497
    Emdeon Business Services LLC, First Lien Term Loan, 7.61%, 11/16/13 .....   United States        2,681,614            2,679,925
    IDEARC Inc., Term Loan B, 7.36%, 11/17/14 ...............................   United States        3,084,500            3,091,101
    Nielsen Finance LLC (VNU Inc.), Term Loan B, 7.607%, 8/09/13 ............   United States        2,977,500            3,001,260
    R.H. Donnelley Inc., Term Loan D-2, 9.855%, 6/30/11 .....................   United States        1,434,186            1,435,907
    Workflow Management Inc., Term Loan B, 9.855%, 11/30/11 .................   United States          972,662              972,934
    Worldspan LP, Term Loan B, 8.606% - 8.61%, 12/07/13 .....................   United States          895,500              892,804
                                                                                                                     ---------------
                                                                                                                         25,983,411
                                                                                                                     ---------------
    COMMUNICATIONS 3.7%
    Alaska Communications Systems Holdings Inc.,
        2005 Incremental Loan, 7.11%, 2/01/12 ...............................   United States          100,000              100,452
        Term Loan, 7.11%, 2/01/12 ...........................................   United States        4,000,000            4,018,080
    Intelsat Corp. (Panamsat), Term Loan B2, 7.349%, 1/03/14 ................   United States        3,920,300            3,951,937
    Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 7.349%, 6/30/13 ......   United States        1,889,939            1,884,553
    West Corp., Term Loan B-2, 7.695% - 7.763%, 10/24/13 ....................   United States        1,890,512            1,898,150
    Windstream Corp., Tranche B-1, 6.86%, 7/17/13 ...........................   United States        2,100,569            2,108,698
                                                                                                                     ---------------
                                                                                                                         13,961,870
                                                                                                                     ---------------
    CONSUMER DURABLES 2.0%
    Jarden Corp., Term Loan B2, 7.11%, 1/24/12 ..............................   United States        2,942,287            2,956,204
    Stile Acquisition Corp. (Masonite), Canadian Term Loan,
      7.35% - 7.355%, 4/05/13 ...............................................      Canada            1,248,673            1,211,488
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
      7.35% - 7.355%, 4/05/13 ...............................................   United States        1,250,800            1,213,552
    Tupperware Corp., Term Loan B, 6.86%, 12/05/12 ..........................   United States        2,287,123            2,289,890
                                                                                                                     ---------------
                                                                                                                          7,671,134
                                                                                                                     ---------------
    CONSUMER NON-DURABLES 3.3%
    Acco Brands Corp., Term Loan B, 7.11%, 8/17/12 ..........................   United States          902,180              897,534
    Bumble Bee Foods LLC, Term Loan B, 7.106%, 5/02/12 ......................   United States          500,000              498,325
    CBRL Group (Cracker Barrel),
        Term Loan B1, 6.86%, 4/27/13 ........................................   United States          855,720              855,625
        Term Loan B2 (Delayed Draw), 6.84%, 4/27/13 .........................   United States           67,138               67,131
    Central Garden & Pet Co., Term Loan B, 6.82%, 9/30/12 ...................   United States          269,923              269,766
    Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13 .................   United States        1,333,333            1,337,107
    Dean Foods Co., Term Loan B, 6.86%, 4/02/14 .............................   United States        2,094,750            2,088,864
  d Del Monte Foods Co., Term Loan B, 6.82% - 6.855%, 2/08/12 ...............   United States        1,324,057            1,326,506


8 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSUMER NON-DURABLES (CONTINUED)
    Herbalife International Inc., Term Loan B, 6.82%, 7/21/13 ...............   United States          596,497       $      595,764
    Michael Foods Inc., Term Loan B1, 7.361%, 11/21/10 ......................   United States        1,764,740            1,770,298
  d OSI Restaurant Partners LLC (Outback),
        Prefunded Revolving Credit, 9.50%, 6/14/13 ..........................   United States           83,438               83,271
        Term Loan B, 9.50%, 6/14/14 .........................................   United States        1,093,033            1,090,574
    Southern Wine & Spirits of America Inc., Term Loan B, 6.86%, 5/31/12 ....   United States        1,609,011            1,612,808
                                                                                                                     ---------------
                                                                                                                         12,493,573
                                                                                                                     ---------------
    CONSUMER SERVICES 13.1%
    Arby's Restaurant Holdings LLC, Term Loan B, 7.605% - 7.61%,
      7/25/12 ...............................................................   United States        1,571,048            1,579,406
    Charter Communications Operating LLC,
        New First Lien Term Loan, 7.36%, 3/06/14 ............................   United States        1,000,000              990,880
        Refinance First Lien Term Loan, 7.36%, 3/06/14 ......................   United States        1,362,560            1,350,133
    Cinram International, Term Loan B, 7.355%, 5/05/11 ......................      Canada            1,683,055            1,675,582
    Citadel Broadcasting Corp., Term Loan B, 6.945%, 6/12/14 ................   United States        2,000,000            1,994,480
    CSC Holdings Inc. (Cablevision), Incremental Term Loan, 7.07%, 3/29/13 ..   United States          792,000              794,471
    DIRECTV Holdings LLC, Term Loan B, 6.82%, 4/13/13 .......................   United States        1,119,060            1,122,607
    Education Management LLC, Term Loan C, 7.125%, 6/01/13 ..................   United States        1,687,250            1,678,443
    Entravision Communications Corp., Term Loan B, 6.85%, 3/29/13 ...........   United States        1,983,500            1,990,621
    Gatehouse Media Operating Inc.,
        Delayed Draw Term Loan, 7.35% - 7.36%, 8/28/14 ......................   United States          489,130              487,712
        Term Loan, 7.36%, 8/28/14 ...........................................   United States        1,310,870            1,307,068
    Gray Television Inc., Term Loan B, 6.82% - 6.86%, 12/31/14 ..............   United States          800,000              800,440
    Insight Midwest Holdings, Term Loan B, 7.35%, 4/02/14 ...................   United States        3,200,000            3,206,112
    MCC Iowa,
        Term Loan D-1, 7.07% - 7.11%, 1/31/15 ...............................   United States        2,522,609            2,528,235
        Term Loan D-2 (Delayed Draw), 7.07%, 1/31/15 ........................   United States           58,705               58,836
    MediaNews Group Inc., Term Loan B, 6.57%, 12/30/10 ......................   United States        2,249,100            2,224,967
    Mission Broadcasting Inc., Term Loan B, 7.11%, 10/01/12 .................   United States        1,672,879            1,672,980
    Nexstar Broadcasting Inc., Term Loan B, 7.11%, 10/01/12 .................   United States        1,584,598            1,584,693
    Penn National Gaming Inc., Term Loan B, 7.11%, 10/03/12 .................   United States        1,768,500            1,768,412
    Regal Cinemas Corp., Term Loan, 6.86%, 10/27/13 .........................   United States        3,827,484            3,838,545
    Tribune Co., Term Loan B, 8.32%, 5/16/14 ................................   United States        4,000,000            3,899,800
    Univision Communications Inc., Term Loan B, 7.605%, 9/29/14 .............   United States        1,879,195            1,852,660
    UPC Financing Partnership, Term Loan N, 7.08%, 12/31/14 .................    Netherlands         4,000,000            4,009,200
    VML U.S. Finance LLC (Venetian Macau),
        Delay Draw, 7.61%, 5/25/12 ..........................................       Macau            1,166,667            1,171,532
        New Project Term Loans, 7.61%, 5/25/13 ..............................       Macau              700,000              703,549
        Term Loan B, 7.61%, 5/24/13 .........................................       Macau            1,333,333            1,339,880
    WMG Acquisition Corp. (Warner Music), Term Loan B, 7.35% - 7.36%,
      2/28/11 ...............................................................   United States        3,333,651            3,346,952
                                                                                                                     ---------------
                                                                                                                         48,978,196
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 9

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    ELECTRONIC TECHNOLOGY 1.5%
    Advanced Micro Devices Inc., Term Loan B, 7.36%, 12/31/13 ...............   United States        1,558,070       $    1,556,481
    Marvell Technology Group Ltd., Term Loan, 7.34%, 11/09/09 ...............      Bermuda           3,174,000            3,174,254
    Spirit Aerosystems Inc. (Onex Wind Finance LP), Term Loan B,
       7.105%, 12/31/11 .....................................................   United States          713,615              717,647
                                                                                                                     ---------------
                                                                                                                          5,448,382
                                                                                                                     ---------------
    ENERGY MINERALS 0.5%
    Citgo Petroleum Corp., Term Loan B, 6.73%, 11/15/12 .....................   United States          927,119              929,289
    Western Refining Inc., Initial Advance Commitment, 7.07%,
       5/31/12 ..............................................................   United States        1,044,643            1,045,593
                                                                                                                     ---------------
                                                                                                                          1,974,882
                                                                                                                     ---------------
    FINANCE 1.9%
    Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 ...................   United States          914,286              912,686
    Conseco Inc.,
         Incremental Term Loan, 7.32%, 10/10/13 .............................   United States          500,000              500,915
         Term Loan, 7.32%, 10/10/13 .........................................   United States          397,000              397,723
    Hertz Corp.,
         Credit Link, 5.36%, 12/21/12 .......................................   United States          155,556              156,308
         Term Loan B, 7.09% - 7.11%, 12/21/12 ...............................   United States          868,933              873,139
    Nasdaq Stock Market Inc.,
         Incremental Term Loan B, 7.07%, 4/18/12 ............................   United States          694,750              694,090
         Term Loan B, 7.07%, 4/18/12 ........................................   United States        1,211,047            1,209,933
         Term Loan C (Delayed Draw), 7.07%, 4/18/12 .........................   United States          702,016              701,370
    TD Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12 ...............   United States        1,611,114            1,610,372
                                                                                                                     ---------------
                                                                                                                          7,056,536
                                                                                                                     ---------------
    HEALTH SERVICES 4.3%
  d Community Health Systems Inc.,
         Delay Draw, 9.50%, 4/30/14 .........................................   United States          167,053              167,219
         Term Loan, 9.50%, 4/30/14 ..........................................   United States        2,532,947            2,535,454
    DaVita Inc., Term Loan B-1, 6.85% - 6.88%, 10/05/12 .....................   United States        2,717,434            2,721,809
    Fresenius Medical Care Holdings Inc., Term Loan B, 6.73% - 6.735%,
       3/31/13 ..............................................................   United States        2,468,750            2,465,491
    HCA Inc., Term Loan B-1, 7.61%, 11/18/13 ................................   United States        2,985,000            2,998,074
    Health Management Associates Inc., Term Loan B, 7.11%,
       2/28/14 ..............................................................   United States        3,790,500            3,790,045
    LifePoint Hospitals Inc., Term Loan B, 6.985%, 4/15/12 ..................   United States        1,607,793            1,602,728
                                                                                                                     ---------------
                                                                                                                         16,280,820
                                                                                                                     ---------------
    HEALTH TECHNOLOGY 0.2%
    ONEX Carestream Finance LP, Term Loan, 7.34%, 4/30/13 ...................   United States          600,000              600,192
                                                                                                                     ---------------
    INDUSTRIAL SERVICES 0.6%
    Allied Waste North America Inc.,
         Credit Link, 5.32%, 3/28/14 ........................................   United States          764,558              768,335
         Term Loan B, 7.06% - 7.15%, 1/15/12 ................................   United States        1,406,904            1,413,854
                                                                                                                     ---------------
                                                                                                                          2,182,189
                                                                                                                     ---------------


10 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    NON-ENERGY MINERALS 0.3%
    Freeport-McMoRan Copper & Gold Inc., Term Loan B, 9.00%,
      3/19/14 ...............................................................   United States        1,176,000       $    1,171,484
                                                                                                                     ---------------
    PROCESS INDUSTRIES 5.5%
    Berry Plastics Holding Corp., Term Loan C, 7.355%, 4/03/15 ..............   United States        1,002,438              998,769
    Domtar Corp., Term Loan, 6.735%, 3/07/14 ................................   United States          990,000              989,079
    Georgia-Pacific Corp.,
        Additional Term Loan, 7.11%, 12/20/12 ...............................   United States          690,972              690,033
        Term Loan B, 7.11%, 12/20/12 ........................................   United States        2,462,500            2,460,259
    Graham Packaging Co., New Term Loan, 7.625%, 10/07/11 ...................   United States        2,033,289            2,042,459
    Hexion Specialty Chemicals BV, Term Loan C-2, 7.625%, 5/03/13 ...........    Netherlands           619,417              620,191
    Hexion Specialty Chemicals Inc., Term Loan C-1, 7.625%,
      5/03/13 ...............................................................   United States        2,858,655            2,862,228
    Huntsman International, Term Loan B, 7.07%, 4/19/14 .....................   United States        2,887,039            2,885,249
    Ineos U.S. Finance LLC,
        Term Loan B2, 7.58%, 12/16/13 .......................................   United States          396,000              398,606
        Term Loan C2, 8.08%, 12/23/14 .......................................   United States          396,000              398,396
    Lyondell Chemical Co., Term Loan, 6.856%, 8/16/13 .......................   United States        2,679,750            2,679,428
    Nalco Co., Term Loan B, 7.07% - 9.00%, 11/04/10 .........................   United States        1,343,428            1,350,199
    NewPage Corp., Term Loan, 7.625%, 5/02/11 ...............................   United States        2,065,867            2,083,530
                                                                                                                     ---------------
                                                                                                                         20,458,426
                                                                                                                     ---------------
    PRODUCER MANUFACTURING 4.0%
    Cooper Standard Automotive Inc., Term Loan D, 7.875%,
      12/23/11 ..............................................................   United States          886,500              884,186
    Dresser Inc., Term Loan B, 7.86%, 5/04/14 ...............................   United States        1,000,000            1,006,140
    GPS CCMP Merger Corp. (Generac), Term Loan B, 7.86%,
      11/09/13 ..............................................................   United States        2,115,333            2,096,316
    Headwaters Inc., Term Loan B, 7.36%, 4/30/11 ............................   United States          520,428              519,158
    Nortek Inc., Term Loan, 7.61%, 8/27/11 ..................................   United States        1,451,157            1,450,068
    Oshkosh Truck Corp.,
        Term Loan A, 6.61%, 12/06/11 ........................................   United States          950,000              951,093
        Term Loan B, 7.11%, 12/06/13 ........................................   United States        2,885,500            2,891,127
    Sensus Metering Systems Inc.,
        Term Loan B1, 7.358% - 7.387%, 12/17/10 .............................   United States        2,212,955            2,208,241
        Term Loan B2, 7.358% - 7.387%, 12/17/10 .............................    Luxembourg            208,108              207,665
    TriMas Co. LLC,
        Term Loan B, 8.125%, 8/02/13 ........................................   United States        1,604,798            1,610,703
        Tranche B-1 L/C, 8.07%, 8/02/13 .....................................   United States          373,136              374,245
    TRW Automotive Inc., Tranche B-1 Term Loan, 6.875%, 2/09/14 .............   United States          922,339              924,682
                                                                                                                     ---------------
                                                                                                                         15,123,624
                                                                                                                     ---------------
    REAL ESTATE INVESTMENT TRUST 0.8%
    CB Richard Ellis Services Inc., Term Loan B, 6.82%, 12/20/13 ............   United States        2,885,500            2,876,468
                                                                                                                     ---------------


                                         Quarterly Statement of Investments | 11

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  b SENIOR FLOATING RATE INTERESTS (CONTINUED)
    RETAIL TRADE 0.5%
    Neiman Marcus Group Inc., Term Loan, 7.07% - 7.11%, 4/06/13 .............   United States        1,032,911       $    1,036,547
    The William Carter Co., Term Loan B, 6.82% - 6.855%, 7/14/12 ............   United States          686,561              686,273
                                                                                                                     ---------------
                                                                                                                          1,722,820
                                                                                                                     ---------------
    TECHNOLOGY SERVICES 0.9%
    SunGard Data Systems Inc., New U.S. Term Loan, 7.356%,
      2/28/14 ...............................................................   United States        3,343,341            3,349,827
                                                                                                                     ---------------
    UTILITIES 1.9%
    Dynegy Holdings Inc., Term L/C Facility, 6.82%, 4/02/13 .................   United States        2,000,000            1,995,020
    Kinder Morgan Inc., Term Loan B, 6.82%, 5/30/14 .........................   United States        2,400,000            2,395,872
    NRG Energy Inc.,
        Credit Link, 7.07%, 2/01/13 .........................................   United States          819,782              820,454
        Term Loan, 7.11%, 2/01/13 ...........................................   United States        1,974,667            1,976,287
                                                                                                                     ---------------
                                                                                                                          7,187,633
                                                                                                                     ---------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $194,637,266) ................                                           194,521,467
                                                                                                                     ---------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.5%
b,e Government of Argentina, FRN, 5.475%, 8/03/12 ...........................     Argentina          3,950,000            2,818,819
    Government of Malaysia,
        8.60%, 12/01/07 .....................................................     Malaysia           8,000,000 MYR        2,367,579
        6.45%, 7/01/08 ......................................................     Malaysia           1,400,000 MYR          418,038
        7.00%, 3/15/09 ......................................................     Malaysia           1,500,000 MYR          460,883
    Government of Poland, 6.00%, 5/24/09 ....................................      Poland            5,645,000 PLN        2,055,317
    Government of Singapore, 5.625%, 7/01/08 ................................     Singapore          2,150,000 SGD        1,448,961
    Government of Sweden,
        8.00%, 8/15/07 ......................................................      Sweden            8,300,000 SEK        1,219,174
        6.50%, 5/05/08 ......................................................      Sweden           15,600,000 SEK        2,328,769
    Korea Treasury Note, 4.75%, 3/12/08 .....................................    South Korea     3,600,000,000 KRW        3,881,707
                                                                                                                     ---------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $16,358,655) ....................................................                                            16,999,247
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS (COST $560,534,591) .........................                                           558,941,619
                                                                                                                     ---------------
    SHORT TERM INVESTMENTS 3.4%
    GOVERNMENT BONDS 0.9%
d,f Egypt Treasury Bills, 7/31/07 - 7/01/08 .................................       Egypt            9,250,000 EGP        1,585,016
  f Malaysia Treasury Bill, 6/06/08 .........................................     Malaysia             800,000 MYR          224,365
  f Norway Treasury Bills, 9/19/07 - 12/19/07 ...............................      Norway            9,910,000 NOK        1,650,139
                                                                                                                     ---------------
                                                                                                                          3,459,520
                                                                                                                     ---------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
      (COST $563,842,252) ...................................................                                           562,401,139
                                                                                                                     ---------------


12 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY            SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MONEY MARKET FUND 2.5%
  g Franklin Institutional Fiduciary Trust Money Market Portfolio,
       4.99% ................................................................   United States        9,272,395       $    9,272,395
                                                                                                                     ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $12,580,057) .........................                                            12,731,915
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $573,114,648) 152.5% ............................                                           571,673,534
    PREFERRED SHARES (50.7)% ................................................                                          (190,000,000)
    OTHER ASSETS, LESS LIABILITIES (1.8)% ...................................                                            (6,741,488)
                                                                                                                     ---------------
    NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ...........................                                        $  374,932,046
                                                                                                                     ===============

CURRENCY ABBREVIATIONS

EGP   - Egyptian Pounds
KRW   - South Korean Won
MYR   - Malaysian Ringgit
NOK   - Norwegian Krone
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
L/C   - Letter of Credit
PIK   - Payment-In-Kind
REIT  - Real Estate Investment Trust
SF    - Single Family

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2007, the aggregate value of these securities was $35,414,250, representing 9.45% of net assets.

d Security purchased on a when-issued or delayed delivery basis.

e The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

f The security is traded on a discount basis with no stated coupon rate.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statement of Investments |
                                     See Notes to Statement of Investments. | 13

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Limited Duration Income Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Short term investments are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.


14 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SECURITY VALUATION (CONTINUED)

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 574,580,884
                                                                  ==============

Unrealized appreciation .......................................   $   4,569,486
Unrealized depreciation .......................................      (7,476,836)
                                                                  --------------
Net unrealized appreciation (depreciation) ....................   $  (2,907,350)
                                                                  ==============

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 15


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  August 27, 2007





                                Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 27, 2007


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 27, 2007


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer